General and administrative expenses	6 Months Ended
Jun. 30, 2024
General and administrative expenses
General and administrative expenses

10.General and administrative expenses

The following table summarizes general and administrative expenses for the three and six months ended June 30, 2024:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Employee benefits expenses	(7,475)	(8,776)	(3,634)	(4,243)
Professional fees	(5,175)	(2,789)	(3,333)	(1,429)
Insurance liability expense	(645)	(810)	(322)	(405)
Other operating expenses	(2,174)	(2,421)	(977)	(980)
Depreciation and amortization	(662)	(970)	(305)	(456)
	(16,131)	(15,766)	(8,571)	(7,513)